Taxes (Details)		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Applicable tax rate		11.90%	23.10%
Profits tax rates		16.50%	16.50%
Assessable profits					$ 2,000,000
Tax loss carry forward		$ 9,824,984	$ 17,404,936			$ 1,264,851
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate		16.50%
Profits tax rates		8.25%		16.50%
Assessable profits				$ 2,000,000
UK [Member]
Taxes [Line Items]
Applicable tax rate	25.00%